Common Stock and Warrants (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Common Stock And Warrants Tables
Warrants outstanding and exercisable
	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted Average
	November 30,	August 31,	Exercise	Date of
Description	2018	2018	Price	Issuance	Expiration
Series M	246,000	246,000	$2.34	December 7, 2015	December 31, 2022
Series N	767,000	767,000	$3.38	December 31, 2015	December 31, 2022
Series P	213,500	213,500	$3.70	March 25, 2016	December 31, 2022
Series R	468,750	468,750	$4.00	June 20, 2016	December 31, 2022
Series S-A	300,000	300,000	$2.53	July 24, 2017	December 31, 2022
Series S	821,600	821,600	$3.42	September 29, 2017	September 29, 2022
Series T	16,666,667	-		November 26, 2018	November 26, 2025
Total	19,483,517	2,816,850

	Shares of Common Stock Issuable from Warrants Outstanding as of August 31,		Weighted Average	Date of
Description	2018	2017	Exercise Price	Issuance	Expiration
Series M	246,000	246,000	$2.34	December 7, 2015	December 31, 2022
Series N	767,000	767,000	$3.38	December 31, 2015	December 31, 2022
Series O	-	618,000	$3.10	March 25, 2016	October 31, 2017
Series P	213,500	309,000	$3.70	March 25, 2016	December 31, 2022
Series Q	-	937,500	$3.20	June 20, 2016	December 31, 2022
Series R	468,750	937,500	$4.00	June 20, 2016	December 31, 2022
Series S-A	300,000	300,000	$2.53	July 24, 2017	December 31, 2022
Series S	821,600	-	$3.42	September 29, 2017	September 29, 2022
Total	2,816,850	4,115,000